Consolidated income statement (parenthetical) - shares shares in Millions	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Weighted average number of shares outstanding (in shares)	489.0	[1]	488.2	488.2	[1]

[1]	For periods prior to the Spin-off, the denominator for basic and diluted (loss) per share was calculated using 488.2 million shares of common stock distributed in the Spin-off.